Principal Accounting Policies - Summary of the Disaggregated Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Net Revenues	¥ 11,238,638	$ 1,539,687	¥ 8,436,159	¥ 6,733,644
Transferred at Point in Time [Member] | Freight Brokerage Service [Member] | Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	4,726,989		3,916,409	3,360,313
Transferred at Point in Time [Member] | Transaction Service [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	3,763,712		2,207,763	1,448,570
Transferred at Point in Time [Member] | Other Value Added Services [Member] | Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	442,070		380,742	276,025
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	84,944		101,201	91,300
Transferred over Time [Member] | Freight Listing Service [Member] | Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	879,489		828,152	761,080
Transferred over Time [Member] | Credit Solutions [Member] | Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	¥ 1,341,434		¥ 1,001,892	¥ 796,356